UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007
Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [    ] is a restatement.
                                  [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Schwerin Boyle Capital Management, Inc.
Address:  1391 Main Street
          Springfield, MA  01103

13F File Number: 28-4834

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael J. McGrath
Title:    Chief Compliance Officer
Phone:    413-784-0990

Signature, Place, and Date of Signing:

/s/ Michael J. McGrath, Springfield, MA, November 12, 2007

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:     -0-

Form 13F Information Table Entry Total: 49
Form 13F Information Table Value Total: $597,042


List of Other Included Managers:

None


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
FORM 13F INFORMATION TABLE

                                                         FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE LTD                  COM              G1150G111    30902   767750 SH       SOLE                   767750            767750
ACCO BRANDS                    COM              00081T108     2693   120000 SH       SOLE                   120000            120000
APOLLO GROUP                   COM              037604105    15388   255833 SH       SOLE                   255833            255833
AVALONBAY COMM                 COM              053484101     1369    11600 SH       SOLE                    11600             11600
AVIS BUDGET                    COM              053774105    13187   576095 SH       SOLE                   576095            576095
BEARINGPOINT, INC              COM              074002106     7372  1820350 SH       SOLE                  1820350           1820350
BERKSHIRE HATH B               COM              084670207    71108    17993 SH       SOLE                    17993             17993
BOSTON PROPRT                  COM              101121101     1465    14100 SH       SOLE                    14100             14100
CAREER EDUCATN                 COM              141665109     2947   105300 SH       SOLE                   105300            105300
CHUBB CORP                     COM              171232101    20785   387499 SH       SOLE                   387499            387499
CITIGROUP                      COM              172967101    18787   402550 SH       SOLE                   402550            402550
COCA COLA                      COM              191216100    24643   428800 SH       SOLE                   428800            428800
CORINTHIAN COLL                COM              218868107    18063  1135299 SH       SOLE                  1135299           1135299
DELL INC                       COM              24702R101    15317   554950 SH       SOLE                   554950            554950
DREW INDUSTRIES                COM              26168L205     1831    45000 SH       SOLE                    45000             45000
DUCKWALL-ALCO                  COM              264142100     1950    52942 SH       SOLE                    52942             52942
EASTERN INSUR                  COM              276534104     2610   168800 SH       SOLE                   168800            168800
EQUITY LIFESTYLE               COM              29472R108     1295    25000 SH       SOLE                    25000             25000
GARTNER INC                    COM              366651107    33000  1349160 SH       SOLE                  1349160           1349160
GENERAL ELECTRIC               COM              369604103    23927   577941 SH       SOLE                   577941            577941
GREATER BAY                    COM              391648102     8195   294777 SH       SOLE                   294777            294777
HAMPDEN BANCRP                 COM              40867E107     1191   106000 SH       SOLE                   106000            106000
HELMERICH/PAYNE                COM              423452101     2725    83000 SH       SOLE                    83000             83000
HOME DEPOT                     COM              437076102     3783   116600 SH       SOLE                   116600            116600
JOHNSON & JOHNSN               COM              478160104    24435   371913 SH       SOLE                   371913            371913
MARINE PRODUCTS                COM              568427108     2453   289288 SH       SOLE                   289288            289288
MEDCO HEALTH                   COM              58405U102    35936   397564 SH       SOLE                   397564            397564
MERCURY GENL                   COM              589400100    18286   339070 SH       SOLE                   339070            339070
MICROSOFT                      COM              594918104     4569   155100 SH       SOLE                   155100            155100
MORNINGSTAR                    COM              617700109     1842    30000 SH       SOLE                    30000             30000
NEWFIELD EXPL                  COM              651290108     1348    28000 SH       SOLE                    28000             28000
OMEGA FLEX                     COM              682095104    11381   681473 SH       SOLE                   681473            681473
PHH CORP                       COM              693320202     2331    88698 SH       SOLE                    88698             88698
POST PROPERTIES                COM              737464107     1594    41200 SH       SOLE                    41200             41200
RAM HOLDINGS                   COM              G7368R104     1072   115300 SH       SOLE                   115300            115300
REGENCY CENTERS                COM              758849103     1381    18000 SH       SOLE                    18000             18000
SAFECO CORP                    COM              786429100     3735    61015 SH       SOLE                    61015             61015
SIMPSON MANUF                  COM              829073105     3185   100000 SH       SOLE                   100000            100000
SL GREEN RLTY                  COM              78440x101     2335    20000 SH       SOLE                    20000             20000
SOWESTERN ENRGY                COM              845467109    17768   424575 SH       SOLE                   424575            424575
SUN COMMUNITIES                COM              866674104    12767   424425 SH       SOLE                   424425            424425
TAUBMAN CENTERS                COM              876664103     1642    30000 SH       SOLE                    30000             30000
THOR INDUSTRIES                COM              885160101     4872   108300 SH       SOLE                   108300            108300
TJX COMPANIES                  COM              872540109    31984  1100225 SH       SOLE                  1100225           1100225
ULTRA PETROLEUM                COM              903914109     1985    32000 SH       SOLE                    32000             32000
WASHINGTON POST                COM              939640108    21535    26825 SH       SOLE                    26825             26825
WEIGHT WATCHERS                COM              948626106    19690   342075 SH       SOLE                   342075            342075
WELLS FARGO                    COM              949746101    26571   745950 SH       SOLE                   745950            745950
WYNDHAM WWIDE                  COM              98310w108    17809   543622 SH       SOLE                   543622            543622